INCOME STATEMENT DETAILS (Schedule of Cost of Revenues) (Details) - ILS (₪) ₪ in Millions	12 Months Ended
	Dec. 31, 2017		Dec. 31, 2016	Dec. 31, 2015
Analysis of income and expense [abstract]
Transmission, communication and content providers	₪ 738		₪ 814	₪ 888
Cost of equipment and accessories	519		625	852
Depreciation and amortization (including impairment)	477		501	577
Wages, employee benefits expenses and car maintenance	293		270	320
Costs of handling, replacing or repairing equipment	75		93	88
Operating lease, rent and overhead expenses	184		258	315
Network and cable maintenance	97		150	145
Internet infrastructure and service providers	95		68	49
Car kit installation, IT support, and other operating expenses	61		62	72
Amortization of rights of use (including impairment)	40		30	112
Other	48		53	54
Total cost of revenues	₪ 2,627	[1]	₪ 2,924	₪ 3,472

[1]	See Note 2(n) regarding the early adoption of IFRS 15, Revenue from Contracts with Customers.